Contingencies and commitments	6 Months Ended
Dec. 31, 2015
Contingencies and commitments
Contingencies and commitments

Note 8 — Contingencies and commitments

Leases

Future minimum lease payments under operating leases at December 31, 2015 are presented below (in thousands):

December 31, 2015
2016	$1,596
2017	2,652
2018	3,218
2019	4,211
2020	3,937
2021	3,412
Thereafter	19,551

$38,577

The Company leases property under operating leases expiring through 2027. Lease expenses amounted to $841,000, $610,000, $287,000 and $353,000 for the six months ended December 31, 2015 and years ended June 30, 2015, 2014 and 2013, respectively, which is included within Research and development and General and administrative expenses in the Company’s Consolidated statement of operations.

Capital commitments

At December 31, 2015 the Company had commitments for capital expenditure totaling $20,651,000, of which the Company expects to pay approximately $15,336,000 in 2016 and $5,315,000 in 2017.

Clinical trials and contract manufacturing commitments

At December 31, 2015 the Company had commitments to pay vendors for executing and administering clinical trials of $15,802,000 and for contract manufacturing of $9,058,000, of which the Company expects to pay approximately $21,074,000 within one year, $2,115,000 in one to three years and $1,671,000 in three to five years.  Our subcontracted costs for clinical trials and contract manufacturing for the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 were $8,585,000, $8,118,000, $5,886,000 and $4,549,000, respectively.

Universal Cells Research, Collaboration and License Agreement

On November 25, 2015, the Company entered into a Research, Collaboration and License Agreement relating to gene editing and HLA-engineering technology with Universal Cells, Inc. (“Universal Cells”). The Company paid an upfront license and start-up fee of $2.5 million to Universal Cells in November 2015.  A milestone payment of $3.0 million was made in February 2016 and further milestone payments of up to $44 million are payable if certain development and product milestones are achieved. Universal Cells would also receive a profit-share payment for the first product, and royalties on sales of other products utilizing its technology.  The upfront and start-up fee has been expensed to research and development when incurred.

ThermoFisher License Agreement

In 2012 we entered into a series of license and sub-license agreements with Life Technologies Corporation, part of ThermoFisher Scientific, Inc. (ThermoFisher Scientific) that provide the Company with a field-based exclusive license under certain intellectual property rights owned or controlled by ThermoFisher Scientific.  The Company paid upfront license fees of $1.0 million relating to the license and sublicense agreements and has an obligation to pay minimum annual royalties (in the tens of thousands of U.S. dollars prior to licensed product approval and thereafter at a level of 50% of running royalties in the previous year), milestone payments and a low single-digit running royalty payable on the net selling price of each licensed product. The upfront payment made in 2012 was expensed to research and development when incurred. Subsequent milestone payments will be recognized as an intangible asset due to the technology now having alternative future use in research and development projects.  The minimum annual royalties have been expensed as incurred.

On June 16, 2016 we entered into a supply agreement with ThermoFisher Scientific for the supply of the Dynabeads® CD3/CD28 technology. The Dynabeads CD3/CD28 technology is designed to isolate, activate and expand human T-cells, and is being used in the manufacturing of the Company’s affinity enhanced T-cell therapies.  The supply agreement runs until December 31 2025. Under the supply agreement the Company is required to exclusively purchase our requirements for CD3/CD28 magnetic bead product from ThermoFisher Scientific for a period of 5 years and minimum purchasing obligations apply. ThermoFisher Scientific has the right to terminate the supply agreement for material breach or insolvency.